DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Allowance for Doubtful Accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Reserve for doubtful accounts, Balance at beginning of period	$ 205,384	$ 176,653	$ 141,282
Charges to cost and expenses	0	28,731	35,371
Charged to other accounts	0	0	0
Deductions	(109,826)	0	0
Reserve for doubtful accounts, Balance at end of period	$ 95,558	$ 205,384	$ 176,653